Regulatory and Agency Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory and Agency Capital Requirements [Abstract]
Regulatory and Agency Capital Requirements

The Company and each of its subsidiary banks are subject to regulatory capital adequacy requirements promulgated by federal regulatory agencies. The Federal Reserve establishes capital requirements, including well capitalized standards, for the consolidated financial holding company, and the OCC has similar requirements for the Company's national banks, including Wells Fargo Bank, N.A.

We do not consolidate our wholly-owned trust (the Trust) formed solely to issue trust preferred and preferred purchase securities (the Securities). Securities issued by the Trust includable in Tier 1 capital were $7.5 billion at December 31, 2011. Since December 31, 2010, we have called $9.2 billion of trust preferred securities, and also issued $2.5 billion in Series I Preferred Stock, replacing certain preferred purchase securities reflected in the amount of Securities issued by the Trust includable in Tier 1 capital at December 31, 2010. The Series I Preferred Stock was included in preferred stock (Note 18), as a separate component of Tier 1 capital. The junior subordinated debentures held by the Trust were included in the Company's long-term debt.

       Certain subsidiaries of the Company are approved seller/servicers, and are therefore required to maintain minimum levels of shareholders' equity, as specified by various agencies, including the United States Department of Housing and Urban Development, GNMA, FHLMC and FNMA. At December 31, 2011, each seller/servicer met these requirements.

Certain broker-dealer subsidiaries of the Company are subject to SEC Rule 15c3-1 (the Net Capital Rule), which requires that we maintain minimum levels of net capital, as defined. At December 31, 2011, each of these subsidiaries met these requirements.

       The following table presents regulatory capital information for Wells Fargo & Company and Wells Fargo Bank, N.A.

	Wells Fargo & Company		Wells Fargo Bank, N.A.		Well-	Minimum
	December 31,				capitalized	capital
(in billions, except ratios)	2011	2010	2011	2010	ratios (1)	ratios (1)
Regulatory capital:
Tier 1	$114.0	109.4	92.6	90.2
Total	148.5	147.1	117.9	117.1

Assets:
Risk-weighted	$1,005.6	980.0	923.2	895.2
Adjusted average (2)	1,262.6	1,189.5	1,115.4	1,057.7

Capital ratios:
Tier 1 capital	11.33%	11.16	10.03	10.07	6.00	4.00
Total capital	14.76	15.01	12.77	13.09	10.00	8.00
Tier 1 leverage (2)	9.03	9.19	8.30	8.52	5.00	4.00

  As defined by the regulations issued by the Federal Reserve, OCC and FDIC.
  The leverage ratio consists of Tier 1 capital divided by quarterly average total assets, excluding goodwill and certain other items. The minimum leverage ratio guideline is 3% for banking organizations that do not anticipate significant growth and that have well-diversified risk, excellent asset quality, high liquidity, good earnings, effective management and monitoring of market risk and, in general, are considered top-rated, strong banking organizations.